UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-66



                          American Balanced Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004





                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

American Balanced Fund

[front cover:  photo of an orchard]

Semi-annual report for the six months ended June 30, 2004

American Balanced Fund(R) seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2004:

CLASS A SHARES                             1 YEAR       5 YEARS      10 YEARS
Reflecting 5.75% maximum sales charge      +8.43%       +5.89%        +11.23%

The fund's 30-day yield for Class A shares as of July 31, 2004, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.01%.

Other share class results and important information can be found on page 3.

The return of principal for the bond holdings in American Balanced Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

[black and white photo of a field]

FELLOW SHAREHOLDERS:

The first half of 2004 was a period of modest returns from both stocks and bonds, with little volatility.

American Balanced Fund produced a total return of 3.1% for the six-month period ended June 30. This was slightly better than the Lipper Balanced Funds Index, which had a total return of 2.3%. Stocks, as measured by Standard and Poor's 500 Composite Index, gained 3.4%. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, had a total return of 0.2%.

WHAT INFLUENCED FUND RESULTS

During the first half, the equity market might be described as quiet. It traded in a very narrow range, returns were moderate, and there were no great disparities in results among sectors. The best performing group by far was energy, reflecting the continued high price of oil. We began the period with about 8% of our equities in this area and they helped considerably. ConocoPhillips, for example, was up 16%. Defense stocks also performed quite well, led by Raytheon and Northrop Grumman. Technology stocks generally were weak, and our investments in the semiconductor area did poorly after a strong 2003. Drug stocks were mixed, but our large holding at the beginning of the year in Bristol-Myers Squibb was a clear disappointment, declining 14%.

The good news in the equity market has been the rapid growth in corporate profits and dividends paid to shareholders. These strong earnings have been the result of the economic recovery as well as significant cost-cutting steps taken during the downturn. The weakness of the dollar, resulting in higher profits for multinationals when foreign earnings are translated, has also been a significant tailwind.

Interest rates declined during the first two-and-a-half months of 2004, but rose during the remaining months of the period in anticipation of higher federal funds rates. Mortgage-backed and asset-backed bonds did the best of the fund's bond investments because of their shorter average maturities. Treasury and federal agency bonds and corporate bonds were hurt more by the rising rates due to their longer average maturities. On June 30 and August 10, the Federal Reserve Board made its first increases in the federal funds rate in four years, moving the rate to 1.5% from 1%. The effect of rising rates was offset, however, by income from the bonds, resulting in a flat total return. The fund continues to have a relatively short duration to protect principal in this environment.

THE FUND'S CURRENT PORTFOLIO

The fund made only moderate changes to the portfolio during the past six months. Our position in energy stocks was reduced slightly. Our intensive company-oriented research has turned up what we feel are some attractive investments in the pharmaceutical and telecommunications industries. We have therefore increased our exposure a bit to both areas. Holdings in aerospace and defense stocks and insurance stocks were also increased.

It is American Balanced Fund's policy to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities and bonds. Our equity position of 66% is essentially the same as when we began the year at 65%. Our bond position of 31% has barely changed since December 31, 2003. Our allocation to bonds has been lower than usual for some time, reflecting our concern over rising rates. The slight changes reduced our cash equivalents to 3% from 5%.

We thank you for your support, and we assure you that we will continue the prudent, research-driven approach to investing that we have followed throughout our 72-year history.

Cordially,

/s/ Robert G. O'Donnell             /s/ J. Dale Harvey
Robert G. O'Donnell                 J. Dale Harvey
Chairman of the Board               President

August 12, 2004

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended June 30, 2004:
                                                                                       1 YEAR         LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum
  of 5%, payable only if shares are sold within six years of purchase                  +9.20%            +9.66% (1)
Not reflecting CDSC                                                                   +14.20%           +10.01% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
  one year of purchase                                                                +13.15%            +6.56% (2)
Not reflecting CDSC                                                                   +14.15%            +6.56% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                      +14.97%            +7.37% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                  +8.29%            +4.85% (4)
Not reflecting maximum sales charge                                                   +14.93%            +7.52% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if shares
  are sold within six years of purchase                                                +8.98%            +5.02% (4)
Not reflecting CDSC                                                                   +13.98%            +6.58% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold
  within one year of purchase                                                         +13.00%            +7.21% (5)
Not reflecting CDSC                                                                   +14.00%            +7.21% (5)

CLASS 529-E SHARES (3)                                                                +14.58%            +6.00% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                      +14.94%           +15.51% (7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 5, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.

There are several ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.



INVESTMENT PORTFOLIO                                                  unaudited
June 30, 2004

[begin pie chart]
                                                 Percent
                                                 of net
INVESTMENT MIX BY SECURITY TYPE                  assets

Common stocks                                     66 %
Fixed income securities                           31
Short-term securities & cash equivalents           3
                                                 100 %

[end pie chart]

                                                 Percent
                                                 of net
LARGEST COMMON STOCK HOLDINGS                    assets

General Electric                                   1.9 %
Altria Group                                       1.6
Royal Dutch Petroleum                              1.6
Microsoft                                          1.4
BellSouth                                          1.2
Walgreen                                           1.2
Freddie Mac                                        1.1
Wal-Mart Stores                                    1.1
Northrop Grumman                                   1.1
IBM                                                1.1


                                                                                                                      Market
                                                                                                  Number of           value
COMMON STOCKS - 65.74%                                                                              shares            (000)

PHARMACEUTICALS & BIOTECHNOLOGY-  6.74%
Abbott Laboratories                                                                               7,900,000        $ 322,004
Amgen Inc.  (1)                                                                                   3,000,000          163,710
AstraZeneca PLC (ADR)                                                                             7,705,400          351,674
Biogen Idec Inc.  (1)                                                                             1,486,250           94,005
Bristol-Myers Squibb Co.                                                                         11,800,000          289,100
Eli Lilly and Co.                                                                                 5,450,000          381,009
Johnson & Johnson                                                                                 5,000,000          278,500
Merck & Co., Inc.                                                                                 4,000,000          190,000
Pfizer Inc                                                                                        6,650,000          227,962
Wyeth                                                                                             5,575,000          201,592
                                                                                                                   2,499,556

RETAILING  -  6.47%
Albertson's, Inc.                                                                                 5,200,000          138,008
eBay Inc.  (1)                                                                                    2,822,000          259,483
Home Depot, Inc.                                                                                  2,500,000           88,000
J.C. Penney Co., Inc.                                                                             5,750,000          217,120
Kohl's Corp.  (1)                                                                                 5,050,000          213,514
Lowe's Companies, Inc.                                                                            3,500,000          183,925
Target Corp.                                                                                      6,250,000          265,438
TJX Companies, Inc.                                                                               7,750,000          187,085
Walgreen Co.                                                                                     11,800,000          427,278
Wal-Mart Stores, Inc.                                                                             7,900,000          416,804
                                                                                                                   2,396,655

ENERGY  -  4.15%
Burlington Resources Inc.                                                                         2,000,000           72,360
ChevronTexaco Corp.                                                                               2,000,000          188,220
ConocoPhillips                                                                                    4,600,000          350,934
Exxon Mobil Corp.                                                                                 5,900,000          262,019
Marathon Oil Corp.                                                                                1,885,000           71,328
Royal Dutch Petroleum Co. (New York registered)                                                  11,500,000          594,205
                                                                                                                   1,539,066

TELECOMMUNICATION SERVICES  -  3.93%
ALLTEL Corp.                                                                                      3,210,000          162,490
AT&T Corp.                                                                                       13,000,000          190,190
BellSouth Corp.                                                                                  17,200,000          450,984
SBC Communications Inc.                                                                          14,300,000          346,775
Sprint Corp. - FON Group                                                                         17,200,600          302,731
                                                                                                                   1,453,170

TECHNOLOGY HARDWARE & EQUIPMENT -  3.81%
Agilent Technologies, Inc.  (1)                                                                   3,500,000          102,480
Cisco Systems, Inc.  (1)                                                                          7,618,100          180,549
Dell Inc.  (1)                                                                                    2,700,000           96,714
EMC Corp.  (1)                                                                                    6,438,900           73,403
Hewlett-Packard Co.                                                                              14,000,000          295,400
International Business Machines Corp.                                                             4,400,000          387,860
Motorola, Inc.                                                                                    7,700,000          140,525
Nokia Corp. (ADR)                                                                                 4,300,000           62,522
QUALCOMM Inc.                                                                                       900,000           65,682
                                                                                                                   1,405,135

FOOD, BEVERAGE & TOBACCO  -  3.58%
Altria Group, Inc.                                                                               11,950,000          598,098
Coca-Cola Co.                                                                                     2,300,000          116,104
Del Monte Foods Co.  (1)                                                                          5,757,100           58,492
H.J. Heinz Co.                                                                                    2,050,000           80,360
PepsiCo, Inc.                                                                                     3,800,000          204,744
Sara Lee Corp.                                                                                    7,300,000          167,827
Unilever NV (New York registered)                                                                 1,500,000          102,765
                                                                                                                   1,328,390

AEROSPACE & DEFENSE  -  3.57%
General Dynamics Corp.                                                                            2,315,200          229,899
Honeywell International Inc.                                                                      2,100,000           76,923
Lockheed Martin Corp.                                                                             2,350,000          122,388
Northrop Grumman Corp.                                                                            7,670,000          411,879
Raytheon Co.                                                                                      4,385,000          156,851
United Technologies Corp.                                                                         3,600,000          329,328
                                                                                                                   1,327,268

INSURANCE  -  3.42%
American International Group, Inc.                                                                4,150,000          295,812
Aon Corp.                                                                                         6,500,000          185,055
Berkshire Hathaway Inc., Class A  (1)                                                                 1,000           88,950
Jefferson-Pilot Corp.                                                                             1,700,000           86,360
Lincoln National Corp.                                                                            2,000,000           94,500
Marsh & McLennan Companies, Inc.                                                                  5,800,000          263,204
St. Paul Travelers Companies, Inc.                                                                6,300,000          255,402
                                                                                                                   1,269,283

SOFTWARE & SERVICES  -  2.88%
Automatic Data Processing, Inc.                                                                   6,300,000          263,844
Electronic Data Systems Corp.                                                                    11,436,900          219,017
Microsoft Corp.                                                                                  17,500,000          499,800
Oracle Corp.  (1)                                                                                 7,000,000           83,510
                                                                                                                   1,066,171

INDUSTRIAL CONGLOMERATES  -  2.84%
General Electric Co.                                                                             21,950,000          711,180
Tyco International Ltd.                                                                          10,250,000          339,685
                                                                                                                   1,050,865

BANKS  -  2.79%
Bank of America Corp. (acquired FleetBoston Financial Corp.)                                      3,953,920          334,581
Comerica Inc.                                                                                     2,600,000          142,688
PNC Financial Services Group, Inc.                                                                1,533,600           81,404
Societe Generale                                                                                  1,700,000          144,465
SunTrust Banks, Inc.                                                                              1,900,000          123,481
U.S. Bancorp                                                                                      2,700,000           74,412
Wells Fargo & Co.                                                                                 2,300,000          131,629
                                                                                                                   1,032,660

THRIFTS & MORTGAGE FINANCE  -  2.66%
Fannie Mae                                                                                        5,300,800          378,265
Freddie Mac                                                                                       6,650,000          420,945
Washington Mutual, Inc.                                                                           4,750,000          183,540
                                                                                                                     982,750

DIVERSIFIED FINANCIALS  -  1.93%
American Express Co.                                                                              3,500,000          179,830
Bank of New York Co., Inc.                                                                        2,695,000           79,449
Citigroup Inc.                                                                                    2,500,000          116,250
ING Groep NV                                                                                      2,402,421           56,702
J.P. Morgan Chase & Co.                                                                           4,175,000          161,865
SLM Corp.                                                                                         3,000,000          121,350
                                                                                                                     715,446

MEDIA  -  1.93%
Clear Channel Communications, Inc.                                                                3,500,000          129,325
Comcast Corp., Class A  (1)                                                                       3,000,000           84,090
Gannett Co., Inc.                                                                                 1,050,000           89,093
Interpublic Group of Companies, Inc.  (1)                                                         4,235,000           58,147
Knight-Ridder, Inc.                                                                               1,579,200          113,702
Time Warner Inc.  (1)                                                                             9,150,000          160,857
Walt Disney Co.                                                                                   3,000,000           76,470
                                                                                                                     711,684

MATERIALS  -  1.90%
Dow Chemical Co.                                                                                  4,630,000          188,441
E.I. du Pont de Nemours and Co.                                                                   2,000,000           88,840
International Paper Co.                                                                           5,650,000          252,555
MeadWestvaco Corp.                                                                                2,000,000           58,780
Rio Tinto PLC                                                                                     2,250,000           54,118
Weyerhaeuser Co.                                                                                  1,000,000           63,120
                                                                                                                     705,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.88%
Applied Materials, Inc.  (1)                                                                      8,500,000          166,770
Intel Corp.                                                                                       7,900,000          218,040
Texas Instruments Inc.                                                                           13,000,000          314,340
                                                                                                                     699,150

AUTOMOBILES & COMPONENTS -  1.29%
General Motors Corp.                                                                              4,500,000          209,655
Harley-Davidson Motor Co.                                                                         2,230,000          138,126
Magna International Inc., Class A                                                                 1,502,900          128,002
                                                                                                                     475,783

HEALTH CARE PROVIDERS & SERVICES  -  1.28%
Aetna Inc.                                                                                          850,000           72,250
CIGNA Corp.                                                                                       2,100,000          144,501
McKesson Corp.                                                                                    7,500,000          257,475
                                                                                                                     474,226

UTILITIES  -  1.22%
Dominion Resources, Inc.                                                                          1,300,000           82,004
Exelon Corp.                                                                                      2,600,000           86,554
FPL Group, Inc.                                                                                   3,250,000          207,838
National Grid Transco PLC                                                                        10,200,000           78,725
                                                                                                                     455,121

HOTELS, RESTAURANTS & LEISURE  -  1.14%
Carnival Corp., units                                                                             3,200,000          150,400
Carnival PLC                                                                                      4,250,000          206,449
McDonald's Corp.                                                                                  2,500,000           65,000
                                                                                                                     421,849

HOUSEHOLD & PERSONAL PRODUCTS  -  0.96%
Avon Products, Inc.                                                                               3,200,000          147,648
Procter & Gamble Co.                                                                              3,800,000          206,872
                                                                                                                     354,520

MACHINERY  -  0.55%
Deere & Co.                                                                                       1,280,000           89,779
Illinois Tool Works Inc.                                                                          1,200,000          115,068
                                                                                                                     204,847

TRANSPORTATION  -  0.53%
Burlington Northern Santa Fe Corp.                                                                3,750,000          131,512
Southwest Airlines Co.                                                                            3,935,000           65,990
                                                                                                                     197,502

OTHER  -  0.90%
Becton, Dickinson and Co.                                                                         2,000,000          103,600
Equity Office Properties Trust                                                                    1,000,000           27,200
IKON Office Solutions, Inc.                                                                       5,000,000           57,350
Leggett & Platt, Inc.                                                                             5,500,000          146,905
                                                                                                                     335,055

Miscellaneous  -  3.39%
Other common stocks in initial period of acquisition                                                               1,256,311

TOTAL COMMON STOCKS (cost: $21,093,176,000)                                                                       24,358,317

CONVERTIBLE SECURITIES & PREFERRED STOCKS -     0.49%

CONVERTIBLE SECURITIES & preferred stocks  -  0.48%
ACE Ltd., Series C, preferred depositary shares                                                     320,000            8,422
Albertson's, Inc. 7.25% convertible preferred 2007  (1)                                             680,000 units     18,829
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                          150,000            7,523
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                   159,600            8,740
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                          300,000            8,001
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units               5,289,000,000          116,224
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities (2)                                                                                    370,000            9,916
                                                                                                                     177,655

MISCELLANEOUS  -  0.01%
Other convertible securities & preferred stocks in initial period of acquisition                                       4,942

TOTAL CONVERTIBLE SECURITIES & PREFERRED STOCKS (cost: $104,612,000)                                                 182,597


                                                                                                  Principal           Market
                                                                                                    amount            value
CORPORATE BONDS & NOTES - 17.08%                                                                    (000)             (000)

TELECOMMUNICATION SERVICES  -  1.66%
AT&T Corp. 8.05% 2011  (3)                                                                         $ 55,000         $ 56,548
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                         12,170           13,861
 8.125% 2012                                                                                         54,605           63,225
TeleCorp PCS, Inc. 10.625% 2010                                                                       4,750            5,364
British Telecommunications PLC:
 7.00% 2007                                                                                          10,000           10,805
 8.375% 2010  (3)                                                                                    28,500           33,325
Cingular Wireless LLC 5.625% 2006                                                                     5,000            5,230
Deutsche Telekom International Finance BV:
 8.50% 2010  (3)                                                                                     33,750           39,486
 5.25% 2013                                                                                          30,000           29,258
France Telecom:  (3)
 8.20% 2006                                                                                           4,000            4,290
 8.75% 2011                                                                                          17,250           20,016
Koninklijke KPN NV 8.00% 2010                                                                        27,500           31,881
PCCW-HKT Capital Ltd. 8.00% 2011  (2)                                                                10,000           11,130
Singapore Telecommunications Ltd. 7.375% 2031 (2)                                                     5,000            5,567
Sprint Capital Corp.:
 4.78% 2006                                                                                          13,500           13,768
 6.375% 2009                                                                                         22,420           23,769
 7.625% 2011                                                                                         49,250           54,516
 8.375% 2012                                                                                         36,500           42,011
 6.90% 2019                                                                                          10,900           10,990
 6.875% 2028                                                                                          5,000            4,820
Telecom Italia SpA:  (2)
 Series A, 4.00% 2008                                                                                20,000           19,666
 Series B, 5.25% 2013                                                                                11,000           10,666
Verizon Global Funding Corp. 7.25% 2010                                                              30,000           33,583
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                      27,375           28,556
Vodafone Group PLC:
 7.75% 2010                                                                                          25,000           28,698
 5.375% 2015                                                                                         14,500           14,308
                                                                                                                     615,337

INSURANCE  -  1.51%
ACE Capital Trust II 9.70% 2030                                                                       8,000           10,548
ACE INA Holdings Inc. 5.875% 2014                                                                    45,750           46,371
AIG SunAmerica Global Financing VII 5.85% 2008 (2)                                                    7,750            8,248
International Lease Finance Corp.:
 3.75% 2007                                                                                           8,000            7,971
 4.35% 2008                                                                                          19,500           19,475
 4.50% 2008                                                                                           4,000            4,069
 3.50% 2009                                                                                           5,000            4,760
 Series O, 4.55% 2009                                                                                10,000            9,974
 5.875% 2013                                                                                         12,850           13,197
Allstate Financial Global Funding LLC: (2)
 5.25% 2007                                                                                           6,000            6,266
 4.25% 2008                                                                                          19,250           19,284
Allstate Global Funding Trust, Series 2004-1, 4.50% 2009                                             15,000           15,108
Assurant, Inc.:
 5.625% 2014                                                                                         10,000            9,836
 6.75% 2034                                                                                          10,000            9,928
CNA Financial Corp. 7.25% 2023                                                                        2,450            2,466
Genworth Financial, Inc.:
 1.619% 2007 (3)                                                                                     22,000           22,000
 4.75% 2009                                                                                          13,795           13,937
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (3)                           13,000           15,118
ING Security Life Institutional Funding 2.70% 2007 (2)                                               25,000           24,609
ReliaStar Financial Corp. 8.00% 2006                                                                  9,250           10,217
Hartford Financial Services Group, Inc.:
 4.70% 2007                                                                                           3,750            3,846
 4.75% 2014                                                                                          10,000            9,430
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                   6,000            6,312
John Hancock Global Funding II:  (2)
 Series 2002-G, 5.00% 2007                                                                           10,000           10,401
 Series 2004-A, 3.50% 2009                                                                           14,000           13,559
Mangrove Bay Pass Through Trust 6.102% 2033 (2)(3)(4)                                                57,735           57,147
XL Capital Finance (Europe) PLC 6.50% 2012                                                            3,015            3,230
MetLife, Inc. 3.911% 2005                                                                            12,385           12,553
Monumental Global Funding Trust II:  (2)
 2001-B, Series B, 6.05% 2006                                                                         5,000            5,281
 3.45% 2007                                                                                          15,000           14,969
 2002-A, Series A, 5.20% 2007                                                                        21,000           21,970
 3.90% 2009                                                                                          10,000            9,749
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                          6,000            6,261
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                                       5,000            5,698
New York Life Global Funding 3.875% 2009 (2)                                                         13,500           13,289
PRICOA Global Funding I: (2)
 Series 2003-2, 3.90% 2008                                                                           16,500           16,217
 Series 2004-4, 4.35% 2008                                                                           14,000           14,077
Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (4)                                              25,500           30,690
Prudential Insurance Co. of America 6.375% 2006 (2)                                                   3,075            3,266
Principal Life Global Funding I 4.40% 2010 (2)                                                       10,000            9,878
Travelers Property Casualty Corp. 3.75% 2008                                                          9,000            8,894
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011 (2)                                   10,000            9,852
                                                                                                                     559,951

AUTOMOBILES & COMPONENTS  -  1.26%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                          5,000            5,137
 8.75% 2012                                                                                           8,500            9,265
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                           9,000            9,477
 4.05% 2008                                                                                          22,500           22,082
 4.75% 2008                                                                                          10,000           10,091
 7.20% 2009                                                                                           3,000            3,269
 7.30% 2012                                                                                          10,750           11,750
 6.50% 2013                                                                                          12,000           12,324
Ford Motor Co. 7.45% 2031                                                                            11,050           10,563
Ford Motor Credit Co.:
 6.50% 2007                                                                                           6,000            6,308
 6.75% 2008                                                                                           2,700            2,815
 7.375% 2009                                                                                         63,000           67,309
 7.875% 2010                                                                                         15,000           16,340
 7.25% 2011                                                                                          35,000           36,602
 7.375% 2011                                                                                         39,250           41,453
General Motors Acceptance Corp.:
 7.75% 2010                                                                                          30,500           33,147
 6.875% 2011                                                                                         65,150           66,892
 7.25% 2011                                                                                           5,000            5,255
 7.00% 2012                                                                                          41,500           42,725
 8.00% 2031                                                                                          16,000           16,439
General Motors Corp.:
 7.20% 2011                                                                                          30,000           31,475
 8.80% 2021                                                                                           5,000            5,493
                                                                                                                     466,211

BANKS  -  1.04%
Abbey National PLC: (3)
 6.70% (undated)                                                                                      5,000            5,370
 7.35% (undated)                                                                                      4,500            4,819
Bank of America Corp. 4.375% 2010                                                                     6,000            5,856
Bank of Nova Scotia 1.313% Eurodollar note (undated) (3)                                              4,000            3,411
Bank of Scotland 7.00% (undated) (2)  (3)                                                             4,225            4,618
HBOS PLC 5.375% (undated) (2) (3)                                                                    15,000           14,482
HBOS Treasury Services PLC 3.75% 2008 (2)                                                            18,500           18,240
Barclays Bank PLC: (2)  (3)
 6.86% callable perpetual core tier one notes (undated)                                               3,000            3,111
 7.375% (undated)                                                                                     4,000            4,499
Bayerische Landesbank, Series F, 2.50% 2006                                                           7,000            6,965
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2) (3)                              4,000            4,485
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (2) (3)                      6,000            7,310
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2) (3)                      7,000            7,784
Canadian Imperial Bank of Commerce 1.313% Eurodollar note 2085 (3)                                    1,600            1,318
City National Corp. 5.125% 2013                                                                       7,000            6,808
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                    5,000            5,097
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
    shares (undated) (2)  (3)                                                                         5,500            6,150
Den Norske CreditBank 1.563% (undated) (3)                                                            3,000            2,555
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (2) (3)                   14,425           16,331
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014 (2)                                                  13,625           13,418
Household Finance Corp.:
 6.50% 2008                                                                                           7,000            7,570
 4.75% 2009                                                                                           7,500            7,550
 6.375% 2011                                                                                         17,500           18,707
 6.75% 2011                                                                                           5,000            5,472
 6.375% 2012                                                                                         21,000           22,302
 7.00% 2012                                                                                           5,000            5,532
HSBC Capital Funding LP: (3)
 8.03% noncumulative preferred (undated)                                                          Euro5,000            7,334
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (2)                         $ 10,100           14,105
Midland Bank 2.125% Eurodollar note (undated) (3)                                                     4,000            3,390
HVB Funding Trust III 9.00% 2031 (2)                                                                  2,000            2,375
J.P. Morgan Chase & Co.:
 4.50% 2010                                                                                          15,000           14,620
 5.75% 2013                                                                                           4,000            4,072
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                    750              797
National Westminster Bank PLC 7.75% (undated) (3)                                                     7,000            7,759
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)  (3)                               4,500            4,156
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                        8,500            9,052
Popular North America, Inc., Series E, 3.875% 2008                                                   11,000           10,779
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2)  (3)                                       47,750           52,749
Societe Generale 7.85% (undated) (2)  (3)                                                             4,000            4,405
US Bank National Association 2.85% 2006                                                               9,000            8,991
Wachovia Corp. 4.875% 2014                                                                           15,000           14,355
Wells Fargo & Co. 3.50% 2008                                                                          5,000            4,932
Woori Bank 5.75% 2014 (2) (3)                                                                         6,465            6,392
Zions Bancorporation 6.00% 2015                                                                       6,000            6,062
                                                                                                                     386,085

MATERIALS  -  0.97%
Alcan Inc. 5.20% 2014                                                                                37,000           36,252
Dow Chemical Co. 6.00% 2012                                                                          27,200           28,152
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009 (2) (4)                                    20,325           19,399
ICI Wilmington, Inc. 5.625% 2013                                                                     22,100           21,641
International Paper Co.:
 4.00% 2010                                                                                          10,000            9,550
 6.75% 2011                                                                                          15,000           16,281
 5.85% 2012                                                                                          10,000           10,173
 5.50% 2014                                                                                          13,000           12,750
 5.25% 2016                                                                                          20,000           18,787
Norske Skogindustrier ASA:  (2)
 7.625% 2011                                                                                         13,355           14,765
 6.125% 2015                                                                                         29,750           29,397
 7.125% 2033                                                                                         11,800           11,982
Packaging Corp. of America :
 4.375% 2008                                                                                          4,000            3,962
 5.75% 2013                                                                                          29,000           28,807
SCA Coordination Center NV 4.50% 2015 (2)                                                            18,000           16,398
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (4)                                                                            2,850            2,769
 Class A-3, 7.71% 2028                                                                                4,675            3,506
Temple-Inland Inc. 7.875% 2012                                                                       19,500           22,098
Weyerhaeuser Co.:
 5.95% 2008                                                                                          11,875           12,546
 5.25% 2009                                                                                          20,125           20,530
 6.75% 2012                                                                                          19,000           20,607
                                                                                                                     360,352

UTILITIES  -  0.83%
Alabama Power Co., Series U, 2.65% 2006                                                               7,000            6,972
Appalachian Power Co., Series G, 3.60% 2008                                                           9,000            8,783
Cilcorp Inc. 8.70% 2009                                                                              13,000           15,218
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009                                 15,000           15,215
Constellation Energy Group, Inc. 6.125% 2009                                                          8,750            9,280
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                           6,250            6,336
 Series 2002-C, 5.70% 2012  (3)                                                                       8,250            8,405
 Series E, 6.30% 2033                                                                                 4,000            3,812
Virginia Electric and Power Co.:
 Series 2002-A, 5.375% 2007                                                                           7,785            8,120
 Series 2003-B, 4.50% 2010                                                                            3,500            3,425
Duke Capital Corp.:
 4.37% 2009                                                                                           7,500            7,295
 7.50% 2009                                                                                          13,575           14,988
 6.25% 2013                                                                                          10,000           10,155
 5.50% 2014                                                                                           9,000            8,566
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                       2,250            2,216
Exelon Generation Co., LLC 6.95% 2011                                                                19,520           21,403
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                                           5,000            5,517
 7.75% 2027                                                                                           7,500            7,714
Kern River Funding Corp. 4.893% 2018 (2) (4)                                                          6,648            6,459
NiSource Finance Corp.:
 7.625% 2005                                                                                         10,000           10,611
 6.15% 2013                                                                                           6,000            6,227
Oncor Electric Delivery Co. 6.375% 2012                                                               8,600            9,218
Pacific Gas and Electric Co., First Mortgage Bonds:
 3.60% 2009                                                                                           9,500            9,154
 4.80% 2014                                                                                          11,500           10,917
 6.05% 2034                                                                                          20,000           18,874
Progress Energy, Inc.:
 6.05% 2007                                                                                           7,375            7,780
 5.85% 2008                                                                                           4,586            4,805
PSEG Power LLC:
 3.75% 2009                                                                                          14,700           14,080
 7.75% 2011                                                                                          10,000           11,340
 5.00% 2014                                                                                          17,750           16,588
SP PowerAssets Ltd. 3.80% 2008 (2)                                                                   11,500           11,263
Tri-State Generation and Transmission Assn., Inc., Pass Through Trust,
   Series 2003-A, 6.04% 2018 (2) (4)                                                                  6,865            6,873
                                                                                                                     307,609

MEDIA  -  0.78%
AOL Time Warner Inc.:
 6.875% 2012                                                                                         56,500           61,146
 7.625% 2031                                                                                         13,000           14,110
Time Warner Inc. 8.18% 2007                                                                           3,000            3,355
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                      9,500           10,795
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                           8,000            8,402
 4.625% 2008                                                                                         15,000           15,170
 5.75% 2013                                                                                           3,000            3,022
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                         19,000           21,248
 6.875% 2009                                                                                          8,000            8,739
Comcast Corp. 6.50% 2015                                                                              2,500            2,596
TCI Communications, Inc. 8.75% 2015                                                                   2,670            3,222
Cox Communications, Inc.:
 7.75% 2006                                                                                          10,000           10,873
 7.75% 2010                                                                                          10,000           11,350
 4.625% 2013                                                                                          9,000            8,322
Cox Radio, Inc. 6.625% 2006                                                                          17,495           18,429
Gannett Co., Inc. 4.95% 2005                                                                          4,125            4,200
Liberty Media Corp.:
 7.75% 2009                                                                                           4,000            4,471
 7.875% 2009                                                                                         18,000           20,262
 8.25% 2030                                                                                           5,250            5,999
Univision Communications Inc.:
 2.875% 2006                                                                                         10,000            9,859
 3.875% 2008                                                                                          2,700            2,636
 7.85% 2011                                                                                          11,000           12,703
Viacom Inc.:
 5.625% 2007                                                                                         15,500           16,292
 6.625% 2011                                                                                         10,000           10,895
                                                                                                                     288,096

CAPITAL GOODS  -  0.74%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (2)  (4)
 Class B, 7.156% 2011                                                                                15,209           16,198
 Class G, MBIA insured, 6.664% 2013                                                                  12,400           13,381
Bombardier Inc. 6.30% 2014 (2)                                                                       24,250           20,632
Caterpillar Financial Services Corp. 4.50% 2009                                                      15,000           15,082
Deere & Co. 8.95% 2019                                                                                7,760            9,165
John Deere Capital Corp.:
 3.90% 2008                                                                                           7,500            7,502
 Series D, 3.75% 2009                                                                                12,000           11,730
General Electric Capital Corp., Series A:
 5.00% 2007                                                                                          20,000           20,782
 5.375% 2007                                                                                          7,000            7,348
 3.50% 2008                                                                                          13,000           12,802
 6.00% 2012                                                                                           8,000            8,456
General Electric Co. 5.00% 2013                                                                      23,000           22,675
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (2)                                              2,750            2,843
Hutchison Whampoa International Ltd.:  (2)
 7.00% 2011                                                                                           3,500            3,705
 6.50% 2013                                                                                          21,500           21,558
Raytheon Co.:
 6.50% 2005                                                                                           8,917            9,233
 4.85% 2011                                                                                          20,000           19,878
Tyco International Group SA:
 6.125% 2008                                                                                          8,000            8,519
 6.375% 2011                                                                                         39,175           41,734
 6.00% 2013                                                                                           3,250            3,347
                                                                                                                     276,570

DIVERSIFIED FINANCIALS  -  0.66%
American Express Co. 4.75% 2009                                                                      15,000           15,224
Capital One Bank:
 8.25% 2005                                                                                          12,000           12,584
 6.875% 2006                                                                                         15,000           15,827
 4.875% 2008                                                                                         20,000           20,233
CIT Group Inc.:
 5.50% 2007                                                                                          10,000           10,454
 7.375% 2007                                                                                         11,500           12,589
 4.00% 2008                                                                                           4,000            3,970
 3.375% 2009                                                                                         18,000           17,112
 6.875% 2009                                                                                         11,500           12,650
 7.75% 2012                                                                                           8,500            9,708
Citigroup Inc. 3.50% 2008                                                                             6,000            5,922
MBNA America Bank, National Association 7.125% 2012                                                   7,650            8,449
MBNA Corp., Series F, 6.125% 2013                                                                     3,500            3,621
Principal Life Insurance Co. 3.20% 2009                                                              14,000           13,359
SLM Corp., Series A:
 3.95% 2008                                                                                          12,500           12,367
 4.00% 2009                                                                                          13,000           12,782
 5.375% 2013                                                                                         13,000           13,015
 5.375% 2014                                                                                         10,000            9,867
USA Education, Inc. 5.625% 2007                                                                      31,995           33,644
                                                                                                                     243,377

REAL ESTATE  -  0.62%
Colonial Realty LP 6.25% 2014                                                                        22,825           22,853
Developers Diversified Realty Corp.:
 3.875% 2009                                                                                         16,500           15,782
 4.625% 2010                                                                                         23,150           22,258
EOP Operating LP:
 7.75% 2007                                                                                           6,500            7,219
 6.75% 2008                                                                                          10,495           11,390
 8.10% 2010                                                                                           3,750            4,294
 6.75% 2012                                                                                           4,125            4,436
 4.75% 2014                                                                                           7,500            6,923
ERP Operating LP 4.75% 2009                                                                          11,490           11,515
Federal Realty Investment Trust:
 6.125% 2007                                                                                          4,000            4,241
 4.50% 2011                                                                                           8,500            8,111
First Industrial, LP 6.875% 2012                                                                      8,625            9,262
Hospitality Properties Trust 6.75% 2013                                                              13,345           13,877
Kimco Realty Corp. 6.00% 2012                                                                         2,750            2,865
ProLogis Trust:
 7.05% 2006                                                                                           4,000            4,321
 5.50% 2013                                                                                           5,000            4,964
Rouse Co.:
 3.625% 2009                                                                                          8,000            7,608
 7.20% 2012                                                                                          19,500           21,286
Simon Property Group, LP:
 3.75% 2009                                                                                          12,500           12,013
 4.875% 2010                                                                                          5,500            5,451
United Dominion Realty Trust, Inc. 6.50% 2009                                                        17,375           18,739
Weingarten Realty Investors, Series A, 5.263% 2012                                                    9,000            8,965
                                                                                                                     228,373

HEALTH CARE EQUIPMENT & SERVICES  -  0.44%
Aetna Inc.:
 7.375% 2006                                                                                         26,486           28,241
 7.875% 2011                                                                                         14,125           16,313
Columbia/HCA Healthcare Corp. 8.85% 2007                                                              6,000            6,572
HCA Inc.:
 7.125% 2006                                                                                          3,250            3,435
 6.95% 2012                                                                                           5,000            5,224
 6.25% 2013                                                                                           6,750            6,721
 6.75% 2013                                                                                           5,000            5,130
 5.75% 2014                                                                                          17,000           16,191
HCA - The Healthcare Co. 8.75% 2010                                                                  16,577           18,952
Health Net, Inc. 8.375% 2011                                                                          6,085            7,124
Hospira, Inc. 4.95% 2009 (2)                                                                         15,000           15,101
Humana Inc. 7.25% 2006                                                                               14,900           15,980
UnitedHealth Group Inc.:
 7.50% 2005                                                                                           4,750            5,042
 3.75% 2009                                                                                          15,000           14,662
                                                                                                                     164,688

CONSUMER DURABLES & APPAREL  -  0.26%
Centex Corp. 4.75% 2008                                                                              15,000           15,298
Lennar Corp. 5.95% 2013                                                                               4,000            4,039
MDC Holdings, Inc. 5.50% 2013                                                                         5,000            4,855
Pulte Homes, Inc.:
 6.25% 2013                                                                                           5,000            5,116
 7.875% 2032                                                                                         10,250           11,231
Toll Brothers, Inc.:
 6.875% 2012                                                                                         21,250           22,722
 4.95% 2014                                                                                          35,000           32,435
                                                                                                                      95,696


OTHER INDUSTRIES  -  1.39%
BP Capital Markets PLC 2.75% 2006                                                                     7,000            6,915
Bristol-Myers Squibb Co. 4.00% 2008 (2)                                                               6,000            5,963
Carnival Corp. 3.75% 2007                                                                             5,000            4,947
Cendant Corp.:
 6.875% 2006                                                                                         10,835           11,583
 6.25% 2008                                                                                          11,750           12,540
 7.375% 2013                                                                                         22,000           24,579
ConocoPhillips 3.625% 2007                                                                            6,000            5,983
Costco Wholesale Corp. 5.50% 2007                                                                     4,750            4,993
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                    5,000            4,670
CVS Corp.:  (2)  (4)
 6.117% 2013                                                                                         10,340           10,846
 5.789% 2026                                                                                         21,801           21,320
Devon Financing Corp., ULC 6.875% 2011                                                               10,000           10,902
Downey Financial Corp. 6.50% 2014                                                                    10,000           10,000
Electronic Data Systems Corp.:
 7.125% 2009                                                                                         14,600           15,295
 Series B, 6.00% 2013  (3)                                                                           63,250           60,513
Harrah's Operating Co., Inc. 5.50% 2010 (2)                                                          27,315           27,486
Hyatt Equities, LLC 6.875% 2007 (2)                                                                  17,750           18,884
Jabil Circuit, Inc. 5.875% 2010                                                                       5,000            5,171
Motorola, Inc.:
 6.75% 2006                                                                                          16,000           16,831
 8.00% 2011                                                                                          38,820           44,770
 5.22% 2097                                                                                          10,314            7,740
Office Depot, Inc. 6.25% 2013                                                                        10,740           11,081
OXYMAR 7.50% 2016 (2)                                                                                 4,000            4,080
Pemex Finance Ltd. 9.69% 2009 (4)                                                                    10,360           11,890
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (2)(4)                                         16,770           16,404
Schering-Plough Corp. 5.30% 2013                                                                      6,250            6,149
Southwest Airlines Co. 6.50% 2012                                                                    11,500           12,234
SUPERVALU INC 7.50% 2012                                                                             14,750           16,561
Toys "R" Us, Inc.:
 7.875% 2013                                                                                          6,250            6,305
 7.375% 2018                                                                                          7,000            6,501
Unilever Capital Corp. 5.90% 2032                                                                    10,000            9,759
Washington Mutual Bank, FA 6.875% 2011                                                                5,000            5,481
Washington Mutual, Inc.:
 7.50% 2006                                                                                           3,000            3,253
 5.625% 2007                                                                                          4,750            4,972
 4.375% 2008                                                                                          7,500            7,554
 4.00% 2009                                                                                          24,500           24,041
Waste Management, Inc.:
 6.50% 2008                                                                                           8,500            9,195
 6.875% 2009                                                                                          5,000            5,496
Wyeth:
 4.375% 2008  (3)                                                                                     8,000            7,955
 5.50% 2014                                                                                          13,500           12,923
                                                                                                                     513,765

PRIVATE ISSUE MORTGAGE-BACKED OBLIGATIONS   (4) -  2.86%
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                      30,000           32,572
Banc of America Mortgage Securities Trust: (3)
 Series 2003-F, Class 2-A-1, 3.734% 2033                                                             13,487           13,296
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                             12,632           12,589
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                              4,255            4,228
 Series 2004-A, Class 2-A-2, 4.165% 2034                                                              8,191            8,093
Bear Stearns ARM Trust: (3)
 Series 2003-6, Class I-A-2, 4.05% 2033                                                              23,362           23,151
 Series 2003-3, Class II-A-2, 4.176% 2033                                                             3,923            3,906
 Series 2003-3, Class III-A-1, 5.15% 2033                                                             8,842            8,874
 Series 2003-9, Class III-A-3, 4.448% 2034                                                           43,582           43,015
 Series 2004-1, Class I-2-A-5, 4.54% 2034                                                            46,874           46,679
 Series 2003-9, Class III-A-2, 5.073% 2034                                                           29,320           29,252
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2004-HS2, Class A-1, 1.471% 2016 (2)  (3)                                                    17,936           17,961
 Series 1999-WF2, Class A-1, 6.80% 2031                                                               5,663            5,932
 Series 2000-WF2, Class A-2, 7.32% 2032                                                               2,000            2,254
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                              6,000            6,522
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                                28,150           30,352
 Series 1998-1, Class A-2, 6.56% 2030                                                                 5,864            6,307
 Series 2000-1, Class A-2, 7.757% 2032                                                               43,400           49,368
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class C, 7.625% 2031                                                                3,000            3,399
CHL Mortgage Pass-Through Trust: (3)
 Series 2003-HYB3, Class 4-A-1, 3.519% 2033                                                           8,355            8,277
 Series 2003-27, Class A-1, 3.81% 2033                                                                9,344            9,274
 Series 2003-56, Class 6-A-1, 4.928% 2033                                                            36,171           36,399
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                    16,908           18,182
CS First Boston Mortgage Securities Corp.:
 Series 2002-30, Class I-A-1, 7.50% 2032                                                             21,950           22,646
 Series 2002-34, Class I-A-1, 7.50% 2032                                                             21,319           21,986
 Series 2003-AR20, Class II-A-2, 4.031% 2033 (3)                                                      6,247            6,216
 Series 2003-21, Class V-A-1, 6.50% 2033                                                             16,310           16,783
 Series 2003-29, Class V-A-1, 7.00% 2033                                                             25,832           27,233
 Series 2004-AR1, Class II-A-1, 4.823% 2034 (3)                                                      11,778           11,821
 Series 2001-CF2, Class A-2, 5.935% 2034                                                              8,000            8,297
 Series 2001-CF2, Class A-3, 6.238% 2034                                                              7,000            7,452
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                             3,072            3,134
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                             3,793            3,875
 Series 1998-C1, Class A-1B, 6.48% 2040                                                               8,375            9,042
 Series 1999-C1, Class A-1, 6.91% 2041                                                               17,433           18,547
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                3,750            4,051
DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A-1B, 7.29% 2021 (2)                              141              141
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
   Series 1998-C2, Class A-1, 6.28% 2035                                                              1,448            1,484
First Union National Bank Commercial Mortgage Trust:
 Series 2000-C1, Class A-1, 7.739% 2032                                                               9,927           10,843
 Series 2002-C1, Class A-1, 5.585% 2034                                                               6,574            6,872
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (2)                               7,334            7,552
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.025% 2036 (3)                   4,000            4,257
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030 (3)                            10,000           10,852
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015 (2)                                 7,386            7,980
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015 (2)                                   6,994            7,478
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
   Class A-2, 6.001% 2033                                                                             7,010            7,432
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                          17,545           18,079
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                   7,400            7,959
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                               3,750            4,326
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016 (2)                         6,743            7,307
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.141% 2025 (3)                                                             219              220
 Series 1999-C1, Class A-2, 7.56% 2031                                                                6,750            7,554
 Series 2004-A1, Class II-A-1, 4.67% 2034 (3)                                                        49,506           49,388
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.891% 2016 (2)  (3)                                                     14,694           14,720
 Series 1997-HF1, Class B, 7.33% 2029 (2)                                                             8,656            9,373
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                             10,000           10,833
 Series 2004-RR2, Class A-1, 4.39% 2033 (2)                                                          35,000           35,014
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                                1,971            2,010
 Series 2002-IQ2, Class A-2, 5.16% 2035                                                              10,000           10,326
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                              9,000            9,617
 Series 2003-TOP9, Class A-1, 3.98% 2036                                                              4,725            4,633
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.735% 2034                                 19,750           19,885
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                 5,641            5,907
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.05% 2011 (2)  (3)                                  5,000            5,007
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                                 4,614            4,655
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1,
  Class A-2, 6.605% 2034                                                                             15,555           16,953
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1,
  Class A-II, 4.38% 2034 (3)                                                                         10,450           10,222
Salomon Brothers Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 6.592% 2033                                                              15,000           16,337
 Series 2001-C1, Class A-3, 6.428% 2035                                                              46,434           49,485
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.524% 2027 (2)  (3)                     3,021            3,258
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034 (2)                                         21,765           21,001
WaMu Mortgage Pass-Through Certificates Trust:
 Series 2004-CB2, Class VII-A, 5.50% 2019                                                             7,155            7,268
 Series 2003-AR7, Class A-7, 3.84% 2033 (3)                                                          11,186           10,976
 Series 2003-AR8, Class A, 4.03% 2033 (3)                                                            13,902           13,759
 Series 2003-AR5, Class A-7, 4.21% 2033 (3)                                                           6,423            6,433
 Series 2003-AR6, Class A-1, 4.37% 2033 (3)                                                           9,370            9,331
 Series 2004-AR1, Class A, 4.23% 2034 (3)                                                            11,559           11,414
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B,
  Class A-1, 4.15% 2033 (3)                                                                           8,617            8,608
                                                                                                                   1,057,714

PRIVATE ISSUE ASSET-BACKED OBLIGATIONS (4)  -  2.06%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (2)                       3,732            3,694
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                       3,807            4,129
American Airlines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 3.857% 2010                                                   8,304            8,026
 Series 2001-2, Class A-2, 7.858% 2013                                                                5,000            4,977
AmeriCredit Automobile Receivables Trust, FSA insured:
 Series 2003-C-F, Class A-4, 3.48% 2010                                                              15,000           15,011
 Series 2004-A-F, Class A-4, 2.87% 2011                                                              14,000           13,702
Ameriquest Mortgage Securities Inc.:
 Series 2003-5, Class A-2, 2.43% 2033                                                                 3,756            3,756
 Series 2004-R4, Class M-1, 1.85% 2034 (3)                                                           30,000           29,862
Banco Itau SA, XLCA insured: (2)(3)
 Series 2002-2, 1.80% 2006                                                                            7,000            6,992
 Series 2002, 1.85% 2007                                                                              6,750            6,742
Burlington Northern and Santa Fe Railway Co. Pass Through Trust,
  Series 2002-1, 5.943% 2022                                                                          3,742            3,914
California Infrastructure and Economic Development Bank, Special Purpose Trust, Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                         2,811            2,939
 PG&E, Class A-7, 6.42% 2008                                                                          7,152            7,468
Centex Home Equity Loan Trust:
 Series 2003-A, Class AF-3, 2.708% 2026                                                               3,200            3,203
 Series 2003-C, Class AF-6, 4.81% 2033                                                                5,000            4,981
Chase Credit Card Owner Trust, Series 2003-4, Class B, 1.889% 2016 (3)                               14,000           14,350
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                            3,500            3,512
CIT Equipment Collateral, Series 2002-VT1:
 Class B, 3.97% 2009                                                                                    929              931
 Class C, 4.44% 2009                                                                                  1,885            1,889
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                        8,000            7,802
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3,
  Class A-2, 5.16% 2033                                                                               2,388            2,416
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030                                      2,671            2,596
Continental Airlines, Inc.:
 Series 2001-1, Class A-2, 6.503% 2011                                                                5,000            4,667
 Series 1998-1, Class A, 6.648% 2019                                                                  2,555            2,386
 Series 1997-4, Class A, 6.90% 2019                                                                   2,082            1,958
 Series 1999-1, Class B, 6.795% 2020                                                                  6,626            5,186
 Series 1999-2, Class A-1, 7.256% 2021                                                                1,974            1,925
CPS Auto Receivables Trust:  (2)
 Series 2003-A, Class A-2, XLCA insured, 2.89% 2009                                                   4,790            4,751
 Series 2002-B, Class A-2, XLCA insured, 3.50% 2009                                                   1,732            1,750
 Series 2003-D, Class A-2, FSA insured, 3.56% 2010                                                    9,998            9,838
CWABS, Inc., Series 2004-BC1, Class M-1, 1.80% 2034 (3)                                              14,000           14,023
Delta Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.57% 2012                                                                 3,300            3,065
 Series 2001-1, Class A-2, 7.111% 2013                                                                5,000            4,644
Drive Auto Receivables Trust: (2)
 Series 2004-A, Class A-3, XLCA insured, 2.419% 2008                                                 15,000           14,709
 Series 2002-1, Class A-4, MBIA insured, 4.09% 2008                                                   7,000            7,118
 Series 2004-1, Class A-4, MBIA insured, 4.14% 2010                                                  22,000           22,055
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured,
  2.715% 2009 (2)                                                                                    12,000           11,910
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                            731              731
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
  2.29% 2009 (2)                                                                                      5,461            5,424
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured,
  2.58% 2011 (2)                                                                                     16,771           16,750
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                              12,500           12,804
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 1.579% 2019 (3)                         21,289           21,289
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (2)                                 2,748            2,788
Green Tree Home Improvement and Home Equity Loan Trust, Series 1996-C,
  Class HI-B1, 7.75% 2021                                                                             1,801            1,807
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.83% 2034 (3)                                    11,000           11,006
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      7,500            7,626
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B,
  1.789% 2011 (3)                                                                                     4,000            4,007
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009 (2)                               10,500           10,571
Impac CMB Grantor Trust, Series 2004-6:
 Class 1-A1, 1.659% 2034                                                                             13,000           13,000
 Class M-2, 1.879% 2034 (3)                                                                          10,000           10,000
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2002-A, Class A-3, 3.175% 2006                                                                2,718            2,732
 Series 2004-A, Class A-2, 2.841% 2010   (3)                                                         10,000            9,764
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 1.80% 2024 (3)                             13,250           13,258
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                               12,500           13,494
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1:  (3)
 Class M-1, 2.00% 2033                                                                                4,974            5,010
 Class M-2, 2.50% 2033                                                                                4,000            4,021
Metris Master Trust:  (3)
 Series 2001-3, Class A, 1.51% 2008                                                                  12,800           12,811
 Series 2000-1, Class A, 1.58% 2008                                                                  10,000            9,963
 Series 2001-2, Class A, 1.60% 2009                                                                  30,500           30,096
MMCA Auto Owner Trust:
 Series 2002-2, Class A-3, 3.67% 2006                                                                 2,402            2,409
 Series 2001-2, Class B, 5.75% 2007                                                                   1,517            1,529
 Series 2001-4, Class B, 4.84% 2008                                                                   2,371            2,394
 Series 2002-4, Class A-4, 3.05% 2009                                                                 7,000            6,985
 Series 2002-2, Class A-4, 4.30% 2010                                                                13,000           13,133
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 1.83% 2034 (3)                           15,000           15,009
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured,
  3.03% 2010                                                                                          4,548            4,581
Nordstrom Credit Card Master Note Trust, Series 2002-A, Class B,
  1.939% 2010 (2)  (3)                                                                                5,000            5,042
Northwest Airlines, Inc.:
 Series 2001-1, Class A-2, 6.841% 2012                                                                3,000            2,909
 Series 1999-2, Class A, 7.575% 2020                                                                  5,607            5,516
 Series 1999-3, Class G, 7.935% 2020                                                                  8,486            9,082
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                                  1,974            2,011
 Series 2001-1, Class A-1, 7.041% 2023                                                                4,476            4,307
Pass-through Amortizing Credit Card Trusts, Series 2002-1A:  (2)
 Class A-2FX, 4.685% 2012                                                                             4,390            4,434
 Class A-3FX, 6.298% 2012                                                                             3,612            3,635
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (2)                       5,250            5,639
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                    7,000            7,588
Prestige Auto Receivables Trust, FSA insured: (2)
 Series 2003-1, Class A-2, 2.41% 2010                                                                 4,913            4,913
 Series 2004-1, Class A-2, 3.69% 2011                                                                20,000           20,050
Providian Master Trust, Series 2000-1, Class C, 2.45% 2009 (2)  (3)                                   6,000            5,956
Residental Asset Mortgage Products Trust:
 Series 2003-RS1, Class A-I-3, 3.495% 2028                                                            3,122            3,127
 Series 2004-RS3, Class A-I-2, 3.052% 2029                                                           12,000           11,308
 Series 2003-RZ4, Class A-7, 4.79% 2033   (3)                                                         8,500            8,111
 Series 2003-RS11, Class A-I-7, 4.828% 2033                                                           9,000            8,601
 Series 2003-RS9, Class A-I-7, 5.06% 2033                                                            13,381           13,059
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-2, 2.15% 2024                                                             3,000            2,998
 Series 2003-KS10, Class A-I-2, 2.71% 2026                                                            9,200            9,145
 Series 2001-KS3, Class A-I-6, 5.96% 2031                                                            12,000           12,536
 Series 2003-KS6, Class A-II, 1.60% 2033 (3)                                                          7,634            7,636
 Series 2003-KS8, Class A-I-6, 4.83% 2033                                                             8,500            8,405
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4,
  AMBAC insured, 6.43% 2016 (3)                                                                         426              427
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009 (2)                    7,144            7,178
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
  5.70% 2023 (2)                                                                                      2,438            2,492
Triad Automobile Receivables Trust, AMBAC insured:
 Series 2002-A, Class A-3, 2.62% 2007                                                                 4,497            4,515
 Series 2002-1, Class A-3, 3.00% 2009 (2)                                                             6,435            6,473
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023                             6,775            7,133
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                               6,000            6,073
WFS Financial Owner Trust:
 Series 2002-3, Class A-4, 3.50% 2010                                                                 5,000            5,038
 Series 2004-1, Class C, 2.49% 2011                                                                   6,000            5,938
 Series 2004-1, Class A-4, 2.81% 2011                                                                12,000           11,766
World Financial Network Credit Card Master Note Trust:  (3)
 Series 2001-A, Class B, 1.909% 2008                                                                  4,000            4,002
 Series 2004-A, Class B, 1.60% 2013                                                                   7,000            7,021
                                                                                                                     761,933

TOTAL CORPORATE BONDS & NOTES                                                                                      6,325,757


GOVERNMENT OBLIGATIONS  -  12.97%
U.S. TREASURY NOTES & Bonds  -  10.23%
 6.00% August 2004                                                                                  101,000          101,600
 7.875% November 2004                                                                                30,000           30,694
 10.75% August 2005                                                                                 100,000          109,484
 5.75% November 2005                                                                                149,750          156,582
 2.50% May 2006                                                                                      50,000           49,828
 6.875% May 2006                                                                                    138,000          148,565
 2.625% November 2006                                                                                30,000           29,794
 3.50% November 2006                                                                                500,000          506,485
 3.375% January 2007  (5)                                                                           105,893          113,339
 6.25% February 2007                                                                                314,000          339,365
 4.375% May 2007                                                                                    100,000          103,375
 6.625% May 2007                                                                                    190,000          208,080
 3.00% November 2007                                                                                181,000          179,302
 3.625% January 2008 (5)                                                                            150,682          164,478
 2.625% May 2008 (6)                                                                                 40,000           38,756
 5.625% May 2008                                                                                    275,000          296,098
 4.75% November 2008                                                                                 20,000           20,891
 3.875% January 2009 (5)                                                                             57,311           63,825
 6.00% August 2009                                                                                   67,250           73,902
 10.375% November 2009                                                                               15,000           15,485
 10.00% May 2010                                                                                      4,500            4,803
 5.75% August 2010                                                                                   50,000           54,515
 3.50% January 2011  (5)                                                                             48,603           53,887
 5.00% February 2011                                                                                 25,000           26,183
 3.375% January 2012  (5)                                                                            63,520           70,326
 4.375% August 2012                                                                                 126,250          125,697
 10.375% November 2012                                                                                8,000            9,781
 11.250% February 2015                                                                                8,000           12,345
 9.250% February 2016                                                                                15,000           20,827
 8.125% August 2019                                                                                 100,000          130,969
 6.25% August 2023                                                                                   88,500           98,028
 6.875% August 2025                                                                                 242,500          288,500
 5.25% February 2029                                                                                 15,000           14,709
 3.375% April 2032  (5)                                                                             105,904          128,500
                                                                                                                   3,788,998

FEDERAL AGENCY: MORTGAGE PASS-THROUGH OBLIGATIONS (4)  -  2.01%
 Fannie Mae:
  4.50% 2018                                                                                         18,772           18,405
  5.00% 2018 - 2033                                                                                  30,106           29,561
  5.50% 2019 - 2033                                                                                 108,741          109,670
  6.00% 2013 - 2034                                                                                 264,745          270,539
  6.50% 2031 - 2033                                                                                  45,906           47,922
  7.00% 2008 - 2031                                                                                   2,019            2,141
  7.50% 2030 - 2031                                                                                   2,930            3,151
  8.50% 2027                                                                                            878              967
  9.00% 2016                                                                                          1,106            1,184
  10.50% 2022                                                                                         1,149            1,305
  11.00% 2018 - 2020                                                                                  1,779            2,054
 Freddie Mac:
  5.00% 2018 - 2033                                                                                  70,047           69,282
  6.00% 2034                                                                                         69,250           70,683
  6.50% 2031                                                                                          1,002            1,048
  7.50% 2024                                                                                            140              152
  8.50% 2008 - 2020                                                                                     886              960
  10.00% 2018                                                                                           871              986
 Government National Mortgage Association:
  5.50% 2017                                                                                          6,290            6,473
  6.00% 2014 - 2033                                                                                  51,215           52,598
  6.50% 2031 - 2032                                                                                  12,817           13,443
  7.00% 2022 - 2032                                                                                  12,761           13,643
  7.50% 2022 - 2032                                                                                  14,614           15,834
  8.00% 2023 - 2030                                                                                   7,598            8,331
  9.00% 2009                                                                                          2,136            2,276
  10.00% 2020 - 2021                                                                                  2,348            2,688
                                                                                                                     745,296

FEDERAL AGENCY: NON-PASS-THROUGH OBLIGATIONS -  0.43%
 Fannie Mae:
  6.25% 2011                                                                                         20,500           22,005
  5.25% 2012                                                                                          5,000            4,998
 Federal Home Loan Bank 4.125% 2004                                                                  23,140           23,347
 Freddie Mac:
  4.25% 2005                                                                                         64,250           65,517
  6.625% 2009                                                                                        25,000           27,658
  5.75% 2010                                                                                     Euro 3,000            3,988
  6.25% 2012                                                                                       $  5,000            5,195
  6.75% 2031                                                                                          7,850            8,787
                                                                                                                     161,495

FEDERAL AGENCY: COLLATERALIZED MORTGAGE OBLIGATIONS (4)   -  0.19%
 Fannie Mae:
  Series 2002-W7, Class A-2, 4.80% 2022                                                               2,508            2,514
  Series 2001-4, Class NA, 11.807% 2025 (3)                                                           1,410            1,629
  Series 2002-W3, Class A-5, 7.50% 2028                                                               3,558            3,815
  Series 2001-20, Class D, 11.065% 2031 (3)                                                             238              274
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                           19,200           18,833
  Series 2001-T10, Class A-1, 7.00% 2041                                                              2,234            2,363
  Series 2001-50, Class BA, 7.00% 2041                                                                2,140            2,273
  Series 2002-W1, Class 2A, 7.50% 2042                                                                3,159            3,387
 Freddie Mac:
  Series H009, Class A-2, 1.876% 2008 (3)                                                             2,647            2,561
  Series SF02, Class GC, 2.64% 2009                                                                  10,000            9,529
  Series 2310, Class B, 9.935% 2015 (3)                                                                 552              625
  Series T-041, Class 3-A, 7.50% 2032                                                                12,595           13,505
  Series T-056, Class A-2A, 2.842% 2036                                                               8,000            7,918
  Series T-042, Class A-2, 5.50% 2042                                                                   558              559
                                                                                                                      69,785

NON-U.S. GOVERNMENT OBLIGATIONS -  0.08%
 State of Qatar 9.75% 2030                                                                            5,000            6,919
 United Mexican States Government, Global:
  4.625% 2008                                                                                         3,500            3,455
  10.375% 2009                                                                                        6,500            7,868
  Eurobonds, 6.375% 2013                                                                             10,000           10,005
                                                                                                                      28,247

OTHER -  0.03%
 Overseas Private Investment Corp. 3.74% 2015 (4)                                                    11,971           11,700

TOTAL GOVERNMENT OBLIGATIONS                                                                                       4,805,521


OTHER OBLIGATIONS  -  0.35%

MUNICIPAL OBLIGATIONS  -  0.35%
 Los Angeles County, California,  Metropolitan Transportation Authority,
   General Revenue Reference Bonds (Workers' Compensation Funding Program),
    Series 2003, AMBAC insured, 4.17% 2009                                                            5,000           4,963%
 State of California:
  Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E,
    4.33% 2006                                                                                        9,040            9,178
  Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
    Series 2003-A1, 5.00% 2021                                                                       15,175           14,897
  Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
    Series 2003-A1, 6.25% 2033                                                                       28,320           25,426
 State of Louisiana:
  Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
    Series 2001-A, Class A, 6.36% 2025                                                                4,615            4,507
  Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030                         5,100            4,278
 State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds:
  Series 2003, 4.375% 2019                                                                           15,400           14,938
  Series 2003, 6.125% 2024                                                                            5,000            4,516
  Series 2002, 5.75% 2032                                                                            10,190            8,763
 State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement
    Asset-baced  Bonds, Series 2002-A, Class A, 6.72% 2025                                           20,939           19,787
 State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027                                                        14,605           13,209
 Texas Public Finance Authority, Unemployment Compensation Obligation Assessment,
   Revenue Bonds, Series 2003-B, 2.875% 2006                                                          6,000            5,938

TOTAL OTHER OBLIGATIONS                                                                                              130,400

TOTAL BONDS & NOTES (cost: $11,168,610,000)                                                                       11,261,678


                                                                                                    Principal          Market
                                                                                                      amount           value
SHORT-TERM SECURITIES - 2.89%                                                                         (000)            (000)

CORPORATE SHORT-TERM NOTES  -  2.55%
 Bank of America Corp. 1.03% due 7/7/2004                                                           $25,000          $24,995
 Receivables Capital Co., LLC 1.08%-1.20% due 7/8-7/15/2004 (2)                                      50,000           49,981
 ChevronTexaco Corp. 1.02%-1.23% due 7/14-8/13/2004 (6)                                              50,000           49,961
 Citicorp 1.10%-1.21% due 7/28/2004                                                                  65,000           64,941
 Clipper Receivables Co., LLC 1.05%-1.08% due 7/6-7/12/2004 (2)                                      72,987           72,965
  Coca-Cola Co. 1.02%-1.17% due 7/19-7/26/2004                                                       75,000           74,947
 E.I. DuPont de Nemours & Co. 1.03%-1.14% due 7/7-7/19/2004                                          41,970           41,951
 FCAR Owner Trust I 1.12%-1.30% due 7/23-8/16/2004                                                   50,000           49,940
 Harley-Davidson Funding Corp. 1.04%-1.16% due 7/6-7/29/2004 (2)                                     25,000           24,988
 J.P. Morgan Chase & Co. 1.10%-1.18% due 7/21/2004                                                   50,000           49,967
 Park Avenue Receivables Co., LLC 1.07%-1.23% due 7/6-7/26/2004 (2)                                  50,000           49,969
 Netjets Inc. 1.16%-1.29% due 8/17-8/24/2004 (2) (6)                                                 50,000           49,905
 Pfizer Inc 1.04%-1.10% due 7/8-7/27/2004 (2)                                                        73,800           73,768
 Procter & Gamble Co. 1.06%-1.26% due 7/9-8/18/2004 (2)                                              70,275           70,199
 Three Pillars Funding, LLC 1.10%-1.26% due 7/15-7/26/2004 (2)                                       70,000           69,955
 Triple-A One Funding Corp. 1.12%-1.40% due 7/13-9/1/2004 (2)                                        50,525           50,468
 Variable Funding Capital Corp. 1.09%-1.20% due 7/13-7/16/2004 (2)                                   75,000           74,964
                                                                                                                     943,864

CERTIFICATES OF DEPOSIT  -  0.13%
Wells Fargo & Co. 1.02%-1.12% due 7/12-7/13/2004                                                     50,000           50,000

U.S. TREASURIES  -  0.12%
U.S. Treasury Bills 0.935%-1.005% due 7/22-8/19/2004                                                 43,400           43,360

FEDERAL AGENCY DISCOUNT NOTES  -  0.09%
Student Loan Marketing Assn. 1.441% due 7/15/2004 (3)                                                35,000           35,001

TOTAL SHORT-TERM SECURITIES (cost: $1,072,233,000)                                                                 1,072,225

TOTAL INVESTMENT SECURITIES (cost: $33,438,631,000)                                                               36,874,817
Other assets less liabilities                                                                                        177,724

NET ASSETS                                                                                                       $37,052,541


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3)  Coupon rate may change periodically.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE DECEMBER 31, 2003

Abbott Laboratories
ACE
Aetna
Berkshire Hathaway
Biogen Idec
Clear Channel Communications
Dominion Resources
DuPont
Exelon
Home Depot
Lockheed Martin
PepsiCo
SLM
St. Paul Travelers
Walt Disney
Wyeth


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2003

Allstate
American Electric Power
Canadian Natural Resources
Caterpillar
Constellation Energy Group
Equity Residential
Honda Motor
Johnson Controls
May Department Stores
MGIC Investment
Noble Energy
ProLogis
Schlumberger
Valero Energy



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at June 30, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $33,438,631)                $36,874,817
 Cash                                                                     2,948
 Receivables for:
  Sales of investments                                $345,607
  Sales of fund's shares                               162,249
  Dividends and interest                               167,363          675,219
                                                                     37,552,984
LIABILITIES:
 Payables for:
  Purchases of investments                             449,475
  Repurchases of fund's shares                          26,726
  Investment advisory services                           7,369
  Services provided by affiliates                       15,587
  Deferred Directors' compensation                       1,015
  Other fees and expenses                                  271          500,443
NET ASSETS AT JUNE 30, 2004                                         $37,052,541

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                         $33,012,821
 Undistributed net investment income                                      5,293
 Undistributed net realized gain                                        598,290
 Net unrealized appreciation                                          3,436,137
NET ASSETS AT JUNE 30, 2004                                         $37,052,541


Total authorized capital stock - 5,500,000 shares, $0.001 par value (2,102,669 total shares outstanding)

                                                SHARES      NET ASSETS VALUE
                             NET ASSET        OUTSTANDING     PER SHARE (1)

Class A                     $24,582,095        1,393,852       $17.64
Class B                       4,133,410          234,999        17.59
Class C                       4,016,094          228,455        17.58
Class F                         868,455           49,250        17.63
Class 529-A                     524,920           29,785        17.62
Class 529-B                     177,602           10,079        17.62
Class 529-C                     260,177           14,764        17.62
Class 529-E                      35,120            1,993        17.62
Class 529-F                      11,753              667        17.62
Class R-1                        26,697            1,518        17.58
Class R-2                       473,151           26,913        17.58
Class R-3                     1,272,895           72,377        17.59
Class R-4                       521,570           29,596        17.62
Class R-5                       148,602            8,421        17.65

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $18.72 and $18.69, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                               unaudited
for the six months ended June 30, 2004                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                        $226,868
  Dividends (net of non-U.S. withholding tax of $4,067)                            221,950        $448,818

 Fees and expenses:
  Investment advisory services                                                      41,309
  Distribution services                                                             71,837
  Transfer agent services                                                           14,269
  Administrative services                                                            7,714
  Reports to shareholders                                                              772
  Registration statement and prospectus                                              2,118
  Postage, stationery and supplies                                                   1,771
  Directors' compensation                                                              157
  Auditing and legal                                                                    63
  Custodian                                                                            209
  State and local taxes                                                                  1
  Other                                                                                 70
  Total expenses before reimbursement                                              140,290
   Reimbursement of expenses                                                           297         139,993
 Net investment income                                                                             308,825

NET REALIZED GAIN AND UNREALIZED DEPRECIATION
  ON INVESTMENTS AND NON-U.S. CURRENCY:

 Net realized gain (loss) on:
  Investments                                                                      620,142
  Non-U.S. currency transactions                                                      (449)        619,693
 Net unrealized depreciation on:
  Investments                                                                       (7,176)
  Non-U.S. currency translations                                                      (140)         (7,316)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                           612,377

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $921,202


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                    SIX MONTHS         YEAR ENDED
                                                                  ENDED JUNE 30,       DECEMBER 31,
                                                                       2004*               2003
OPERATIONS:
 Net investment income                                               $308,825            $465,922
 Net realized gain on investments and
  non-U.S. currency transactions                                      619,693             153,545
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                    (7,316)          3,961,669
  Net increase in net assets
   resulting from operations                                          921,202           4,581,136

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME            (311,040)           (469,461)

CAPITAL SHARE TRANSACTIONS                                          7,510,499           8,395,553

TOTAL INCREASE IN NET ASSETS                                        8,120,661          12,507,228

NET ASSETS:
 Beginning of period                                               28,931,880          16,424,652
 End of period (including undistributed
  net investment income: $5,293 and
  $7,508, respectively)                                           $37,052,541         $28,931,880

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                        Initial sales     Contingent deferred sales
Share class                charge          charge upon redemption       Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%        None (except 1% for          None
                                           certain redemptions
                                           within one year of
                                           purchase without an
                                           initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None               Declines from 5% to zero     Classes B and 529-B convert to
                                           for redemptions within             classes A and 529-A,
                                           six years of purchase        respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None               1% for redemptions within    Class C converts to Class F
                                           one year of purchase         after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None               1% for redemptions within    None
                                           one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None               None                         None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None               None                         None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None               None                         None
R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION -
     Assets  and  liabilities,   including  investment securities,
     denominated in non-U.S.  currencies  are translated  into U.S.
     dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation  on  investments.  The  realized  gain or loss and  unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     MORTGAGE  DOLLAR  ROLLS - The fund may  enter  into  mortgage  dollar  roll transactions  in  which  the fund  sells a  mortgage-backed  security  to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of June 30, 2004, the cost of investment securities for federal income tax purposes was $33,440,578,000.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)

Undistributed net investment income and currency gains                  $10,457
Undistributed short-term capital gains                                   36,871
Undistributed long-term capital gains                                   559,218
Gross unrealized appreciation on investment securities                4,012,460
Gross unrealized depreciation on investment securities                 (578,221)


At the beginning of the period, the fund had a capital loss carryforward of $20,638,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year. During the six months ended June 30, 2004, the fund realized, on a tax basis, a net capital gain of $616,727,000. Undistributed net investment income and currency gains above included currency losses of $67,000 that were realized during the period November 1, 2003 through December 31, 2003.

Tax basis distributions paid to shareholders from net investment income were as follows (dollars in thousands):


Share class     Six months ended June 30, 2004     Year ended December 31, 2003

Class A                  $ 231,142                        $ 364,606
Class B                     25,139                           39,762
Class C                     22,704                           31,736
Class F                      7,782                           10,466
Class 529-A                  4,719                            6,048
Class 529-B                    932                            1,347
Class 529-C                  1,353                            1,852
Class 529-E                    266                              338
Class 529-F                     92                               57
Class R-1                      145                              133
Class R-2                    2,652                            2,551
Class R-3                    8,277                            5,528
Class R-4                    4,235                            2,648
Class R-5                    1,602                            2,389
Total                    $ 311,040                        $ 469,461


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.232% on such assets in excess of $27 billion. The Board of Directors approved an amended agreement effective April 5, 2004, reducing the existing annual rates to 0.235% from 0.236% on daily net assets in excess of $21 billion but not exceeding $27 billion and 0.230% from 0.232% on such assets in excess of $27 billion. The new agreement also continued the series of rates to include additional annual rates of 0.225% on daily net assets in excess of $34 billion but not exceeding $44 billion and 0.220% on such assets in excess of $44 billion. For the six months ended June 30, 2004, the investment advisory services fee was $41,309,000, which was equivalent to an annualized rate of 0.250% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2004, unreimbursed expenses subject to reimbursement totaled $15,190,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

     --------------------------------------------------------------------------
     Share class                  Currently approved limits        Plan limits
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class A                                0.25%                     0.25%
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class 529-A                             0.25                      0.50
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes B and 529-B                     1.00                      1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes C, 529-C and R-1                1.00                      1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class R-2                               0.75                      1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes 529-E and R-3                   0.50                      0.75
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes F, 529-F and R-4                0.25                      0.50
     --------------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2004, CRMC has voluntarily agreed to pay a portion of these fees for classes R-1 and R-2. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended June 30, 2004, were as follows (dollars in thousands):

         ==============================================================================================================
                                                                             Administrative services
                                                           ------------------------------------------------------------
                                                                                                    Commonwealth of
                                                                  CRMC                                  Virginia
                          Distribution    Transfer agent     administrative     Transfer agent       administrative
           Share class      services         services           services           services             services
         --------------------------------------------------------------------------------------------------------------
             Class A         $27,892          $12,270        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          18,673           1,999         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          17,540         Included            $2,631              $464            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F             953         Included              572                 42            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A           346         Included              344                 38                 $229
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B           789         Included              118                 31                  79
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         1,137         Included              171                 35                  114
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E            78          Included              23                  3                   15
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F            12         Included               7                  1                   5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1            110         Included              16                  7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          1,477         Included              295                822            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          2,314         Included              694                563            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4            516         Included              310                 15            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5      Not applicable    Included              69                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $71,837          $14,269            $5,250             $2,022                $442
         ==============================================================================================================


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $107,000 in current fees (either paid in cash or deferred) and a net increase of $50,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                         Reinvestments of dividends
                                          Sales(1)           and distributions         Repurchases(1)             Net increase
Share class                          Amount      Shares     Amount      Shares        Amount      Shares        Amount    Shares

SIX MONTHS ENDED JUNE 30, 2004
Class A                             $5,446,108   310,120   $ 220,800    12,686   $ (1,454,603)   (82,913)    $4,212,305   239,893
Class B                                848,823    48,460      23,270     1,339       (151,892)    (8,684)       720,201    41,115
Class C                              1,173,693    67,040      19,555     1,125       (208,064)   (11,900)       985,184    56,265
Class F                                271,193    15,440       6,971       400        (82,611)    (4,705)       195,553    11,135
Class 529-A                            133,510     7,608       4,718       271        (10,831)      (616)       127,397     7,263
Class 529-B                             39,031     2,225         932        54         (2,594)      (148)        37,369     2,131
Class 529-C                             67,847     3,868       1,353        78         (6,029)      (344)        63,171     3,602
Class 529-E                              8,321       474         265        15           (586)       (33)         8,000       456
Class 529-F                              4,864       277          92         5            (59)        (3)         4,897       279
Class R-1                               11,217       640         145         8         (1,438)       (82)         9,924       566
Class R-2                              222,738    12,721       2,651       153        (51,827)    (2,965)       173,562     9,909
Class R-3                              784,555    44,743       8,256       477        (95,594)    (5,459)       697,217    39,761
Class R-4                              298,258    17,016       4,235       244        (45,806)    (2,621)       256,687    14,639
Class R-5                               29,857     1,697       1,582        90        (12,407)      (707)        19,032     1,080
Total net increase
   (decrease)                       $9,340,015   532,329   $ 294,825    16,945   $ (2,124,341)  (121,180)    $7,510,499   428,094

YEAR ENDED DECEMBER 31, 2003
Class A                             $6,685,693   428,711   $ 347,356    22,523   $ (2,407,191)  (157,596)    $4,625,858   293,638
Class B                              1,275,567    82,397      37,767     2,452       (228,752)   (15,035)     1,084,582    69,814
Class C                              1,377,511    87,810      29,706     1,926       (270,580)   (17,675)     1,136,637    72,061
Class F                                335,973    21,445       9,442       609        (94,200)    (6,161)       251,215    15,893
Class 529-A                            184,592    11,785       6,048       390        (11,389)      (723)       179,251    11,452
Class 529-B                             65,096     4,213       1,347        87         (2,565)      (162)        63,878     4,138
Class 529-C                             97,757     6,243       1,852       120         (8,455)      (537)        91,154     5,826
Class 529-E                             13,195       844         338        22           (552)       (34)        12,981       832
Class 529-F                              5,632       357          57         4            (70)        (5)         5,619       356
Class R-1                               13,694       883         133         8         (1,334)       (85)        12,493       806
Class R-2                              268,105    17,435       2,548       162        (53,929)    (3,494)       216,724    14,103
Class R-3                              493,130    31,459       5,527       351        (73,072)    (4,663)       425,585    27,147
Class R-4                              241,670    15,289       2,648       166        (34,748)    (2,198)       209,570    13,257
Class R-5                              102,322     6,998       2,340       149        (24,656)    (1,592)        80,006     5,555
Total net increase
   (decrease)                      $11,159,937   715,869   $ 447,109    28,969   $ (3,211,493)  (209,960)    $8,395,553   534,878

(1)  Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2004, the total value of restricted securities was $1,806,258,000, which represented 4.87% of the net assets of the fund.


7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $12,059,472,000 and $4,266,291,000, respectively, during the six months ended June 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2004, the custodian fee of $209,000 included $15,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS  (1)

                                                              INCOME (LOSS) FROM INVESTMENT OPERATIONS (2)
                                                                                            NET
                                                   NET ASSET                          GAINS (LOSSES)
                                                     VALUE,             NET           ON SECURITIES        TOTAL FROM
                                                   BEGINNING         INVESTMENT       (BOTH REALIZED       INVESTMENT
                                                   OF PERIOD          INCOME          AND UNREALIZED)      OPERATIONS
CLASS A:
 Six months ended 6/30/2004 (5)                      $17.29            $.18                $.35               $.53
 Year ended 12/31/2003                                14.42             .37                2.87               3.24
 Year ended 12/31/2002                                15.85             .42               (1.40)              (.98)
 Year ended 12/31/2001                                15.47             .51                 .73               1.24
 Year ended 12/31/2000                                14.42             .57                1.62               2.19
 Year ended 12/31/1999                                15.76             .56                (.04)               .52
CLASS B:
 Six months ended 6/30/2004 (5)                       17.24             .12                 .35                .47
 Year ended 12/31/2003                                14.38             .25                2.86               3.11
 Year ended 12/31/2002                                15.82             .31               (1.41)             (1.10)
 Year ended 12/31/2001                                15.46             .39                 .73               1.12
 Period from 3/15/2000 to 12/31/2000                  13.65             .33                2.41               2.74
CLASS C:
 Six months ended 6/30/2004 (5)                       17.24             .11                 .34                .45
 Year ended 12/31/2003                                14.38             .24                2.87               3.11
 Year ended 12/31/2002                                15.82             .30               (1.41)             (1.11)
 Period from 3/15/2001 to 12/31/2001                  15.47             .30                 .63                .93
CLASS F:
 Six months ended 6/30/2004 (5)                       17.29             .18                 .34                .52
 Year ended 12/31/2003                                14.42             .36                2.88               3.24
 Year ended 12/31/2002                                15.85             .42               (1.40)              (.98)
 Period from 3/15/2001 to 12/31/2001                  15.50             .40                 .62               1.02
CLASS 529-A:
 Six months ended 6/30/2004 (5)                       17.28             .18                 .34                .52
 Year ended 12/31/2003                                14.41             .37                2.87               3.24
 Period from 2/15/2002 to 12/31/2002                  15.82             .37               (1.33)              (.96)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                       17.28             .10                 .34                .44
 Year ended 12/31/2003                                14.41             .23                2.87               3.10
 Period from 2/15/2002 to 12/31/2002                  15.82             .26               (1.33)             (1.07)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                       17.28             .10                 .34                .44
 Year ended 12/31/2003                                14.41             .23                2.87               3.10
 Period from 2/19/2002 to 12/31/2002                  15.62             .26               (1.12)              (.86)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                       17.28             .15                 .34                .49
 Year ended 12/31/2003                                14.41             .31                2.87               3.18
 Period from 3/5/2002 to 12/31/2002                   16.14             .31               (1.76)             (1.45)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                       17.27             .17                 .35                .52
 Year ended 12/31/2003                                14.41             .35                2.86               3.21
 Period from 9/17/2002 to 12/31/2002                  14.18             .13                 .21                .34
CLASS R-1:
 Six months ended 6/30/2004 (5)                      $17.24            $.11                $.34               $.45
 Year ended 12/31/2003                                14.39             .24                2.86               3.10
 Period from 5/29/2002 to 12/31/2002                  15.93             .19               (1.56)             (1.37)
CLASS R-2:
 Six months ended 6/30/2004 (5)                       17.24             .11                 .35                .46
 Year ended 12/31/2003                                14.39             .24                2.87               3.11
 Period from 5/21/2002 to 12/31/2002                  15.97             .20               (1.60)             (1.40)
CLASS R-3:
 Six months ended 6/30/2004 (5)                       17.25             .15                 .34                .49
 Year ended 12/31/2003                                14.40             .31                2.85               3.16
 Period from 6/4/2002 to 12/31/2002                   15.70             .22               (1.32)             (1.10)
CLASS R-4:
 Six months ended 6/30/2004 (5)                       17.28             .18                 .34                .52
 Year ended 12/31/2003                                14.41             .36                2.88               3.24
 Period from 6/21/2002 to 12/31/2002                  15.32             .24                (.93)              (.69)
CLASS R-5:
 Six months ended 6/30/2004 (5)                       17.30             .20                 .35                .55
 Year ended 12/31/2003                                14.43             .41                2.87               3.28
 Period from 5/15/2002 to 12/31/2002                  16.07             .30               (1.71)             (1.41)



                                                                           DIVIDENDS AND DISTRIBUTIONS
                                                DIVIDENDS
                                                (FROM NET        DISTRIBUTIONS         TOTAL          NET ASSET
                                                INVESTMENT       (FROM CAPITAL     DIVIDENDS AND      VALUE, END      TOTAL
                                                  INCOME)           GAINS)         DISTRIBUTIONS      OF PERIOD       RETURN (3)

CLASS A:
 Six months ended 6/30/2004 (5)                   $(.18)               $-             $(.18)            $17.64         3.08%
 Year ended 12/31/2003                             (.37)                -              (.37)             17.29        22.82
 Year ended 12/31/2002                             (.43)              (.02)            (.45)             14.42        (6.27)
 Year ended 12/31/2001                             (.56)              (.30)            (.86)             15.85         8.19
 Year ended 12/31/2000                             (.56)              (.58)           (1.14)             15.47        15.85
 Year ended 12/31/1999                             (.56)             (1.30)           (1.86)             14.42         3.47
CLASS B:
 Six months ended 6/30/2004 (5)                    (.12)                -              (.12)             17.59         2.72
 Year ended 12/31/2003                             (.25)                -              (.25)             17.24        21.90
 Year ended 12/31/2002                             (.32)              (.02)            (.34)             14.38        (7.04)
 Year ended 12/31/2001                             (.46)              (.30)            (.76)             15.82         7.34
 Period from 3/15/2000 to 12/31/2000               (.35)              (.58)            (.93)             15.46        20.52
CLASS C:
 Six months ended 6/30/2004 (5)                    (.11)                -              (.11)             17.58         2.63
 Year ended 12/31/2003                             (.25)                -              (.25)             17.24        21.84
 Year ended 12/31/2002                             (.31)              (.02)            (.33)             14.38        (7.08)
 Period from 3/15/2001 to 12/31/2001               (.32)              (.26)            (.58)             15.82         6.08
CLASS F:
 Six months ended 6/30/2004 (5)                    (.18)                -              (.18)             17.63         3.01
 Year ended 12/31/2003                             (.37)                -              (.37)             17.29        22.79
 Year ended 12/31/2002                             (.43)              (.02)            (.45)             14.42        (6.29)
 Period from 3/15/2001 to 12/31/2001               (.41)              (.26)            (.67)             15.85         6.64
CLASS 529-A:
 Six months ended 6/30/2004 (5)                    (.18)                -              (.18)             17.62         3.01
 Year ended 12/31/2003                             (.37)                -              (.37)             17.28        22.87
 Period from 2/15/2002 to 12/31/2002               (.43)              (.02)            (.45)             14.41        (6.19)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                    (.10)                -              (.10)             17.62         2.57
 Year ended 12/31/2003                             (.23)                -              (.23)             17.28        21.74
 Period from 2/15/2002 to 12/31/2002               (.32)              (.02)            (.34)             14.41        (6.85)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                    (.10)                -              (.10)             17.62         2.57
 Year ended 12/31/2003                             (.23)                -              (.23)             17.28        21.76
 Period from 2/19/2002 to 12/31/2002               (.33)              (.02)            (.35)             14.41        (5.63)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                    (.15)                -              (.15)             17.62         2.83
 Year ended 12/31/2003                             (.31)                -              (.31)             17.28        22.37
 Period from 3/5/2002 to 12/31/2002                (.28)                -              (.28)             14.41        (9.02)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                    (.17)                -              (.17)             17.62         3.02
 Year ended 12/31/2003                             (.35)                -              (.35)             17.27        22.63
 Period from 9/17/2002 to 12/31/2002               (.11)                -              (.11)             14.41         2.36
CLASS R-1:
 Six months ended 6/30/2004 (5)                   $(.11)               $-             $(.11)            $17.58         2.68%
 Year ended 12/31/2003                             (.25)                -              (.25)             17.24        21.77
 Period from 5/29/2002 to 12/31/2002               (.17)                -              (.17)             14.39        (8.61)
CLASS R-2:
 Six months ended 6/30/2004 (5)                    (.12)                -              (.12)             17.58         2.65
 Year ended 12/31/2003                             (.26)                -              (.26)             17.24        21.83
 Period from 5/21/2002 to 12/31/2002               (.18)                -              (.18)             14.39        (8.79)
CLASS R-3:
 Six months ended 6/30/2004 (5)                    (.15)                -              (.15)             17.59         2.85
 Year ended 12/31/2003                             (.31)                -              (.31)             17.25        22.27
 Period from 6/4/2002 to 12/31/2002                (.20)                -              (.20)             14.40        (7.04)
CLASS R-4:
 Six months ended 6/30/2004 (5)                    (.18)                -              (.18)             17.62         3.01
 Year ended 12/31/2003                             (.37)                -              (.37)             17.28        22.81
 Period from 6/21/2002 to 12/31/2002               (.22)                -              (.22)             14.41        (4.52)
CLASS R-5:
 Six months ended 6/30/2004 (5)                    (.20)                -              (.20)             17.65         3.22
 Year ended 12/31/2003                             (.41)                -              (.41)             17.30        23.16
 Period from 5/15/2002 to 12/31/2002               (.23)                -              (.23)             14.43        (8.77)



                                                                 RATIO OF EXPENSES         RATIO OF EXPENSES      RATIO OF
                                             NET ASSETS,          TO AVERAGE NET           TO AVERAGE NET         NET INCOME
                                            END OF PERIOD         ASSETS BEFORE            ASSETS AFTER           TO AVERAGE
                                            (IN MILLIONS)         REIMBURSEMENT            REIMBURSEMENT (4)      NET ASSETS

CLASS A:
 Six months ended 6/30/2004 (5)               $24,582                   .64% (6)                 .64% (6)             2.07% (6)
 Year ended 12/31/2003                         19,951                   .67                      .67                  2.38
 Year ended 12/31/2002                         12,405                   .70                      .70                  2.79
 Year ended 12/31/2001                          8,915                   .68                      .68                  3.26
 Year ended 12/31/2000                          6,042                   .69                      .69                  3.93
 Year ended 12/31/1999                          5,981                   .66                      .66                  3.59
CLASS B:
 Six months ended 6/30/2004 (5)                 4,133                  1.39  (6)                1.39  (6)             1.32  (6)
 Year ended 12/31/2003                          3,344                  1.42                     1.42                  1.62
 Year ended 12/31/2002                          1,784                  1.46                     1.46                  2.07
 Year ended 12/31/2001                            608                  1.44                     1.44                  2.46
 Period from 3/15/2000 to 12/31/2000               38                  1.44  (6)                1.44  (6)             3.02  (6)
CLASS C:
 Six months ended 6/30/2004 (5)                 4,016                  1.46  (6)                1.46  (6)             1.26  (6)
 Year ended 12/31/2003                          2,968                  1.48                     1.48                  1.55
 Year ended 12/31/2002                          1,440                  1.51                     1.51                  2.03
 Period from 3/15/2001 to 12/31/2001              406                  1.54  (6)                1.54  (6)             2.36  (6)
CLASS F:
 Six months ended 6/30/2004 (5)                   868                   .68  (6)                 .68  (6)             2.03  (6)
 Year ended 12/31/2003                            659                   .69                      .69                  2.34
 Year ended 12/31/2002                            320                   .72                      .72                  2.81
 Period from 3/15/2001 to 12/31/2001              104                   .75  (6)                 .75  (6)             3.15  (6)
CLASS 529-A:
 Six months ended 6/30/2004 (5)                   525                   .70  (6)                 .70  (6)             2.02  (6)
 Year ended 12/31/2003                            389                   .67                      .67                  2.36
 Period from 2/15/2002 to 12/31/2002              160                   .72  (6)                 .72  (6)             2.91  (6)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                   178                  1.57  (6)                1.57  (6)             1.14  (6)
 Year ended 12/31/2003                            137                  1.58                     1.58                  1.44
 Period from 2/15/2002 to 12/31/2002               55                  1.60  (6)                1.60  (6)             2.04  (6)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                   260                  1.56  (6)                1.56  (6)             1.15  (6)
 Year ended 12/31/2003                            193                  1.57                     1.57                  1.46
 Period from 2/19/2002 to 12/31/2002               77                  1.59  (6)                1.59  (6)             2.05  (6)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                    35                  1.05  (6)                1.05  (6)             1.67  (6)
 Year ended 12/31/2003                             27                  1.05                     1.05                  1.97
 Period from 3/5/2002 to 12/31/2002                10                  1.06  (6)                1.06  (6)             2.60  (6)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                    12                   .80  (6)                 .80  (6)             1.94  (6)
 Year ended 12/31/2003                              7                   .80                      .80                  2.16
 Period from 9/17/2002 to 12/31/2002                - (7)               .23                      .23                   .87
CLASS R-1:
 Six months ended 6/30/2004 (5)                   $27                  1.49% (6)                1.48% (6)             1.25% (6)
 Year ended 12/31/2003                             16                  1.52                     1.48                  1.50
 Period from 5/29/2002 to 12/31/2002                2                  1.83  (6)                1.48  (6)             2.23  (6)
CLASS R-2:
 Six months ended 6/30/2004 (5)                   473                  1.59  (6)                1.44  (6)             1.29  (6)
 Year ended 12/31/2003                            293                  1.70                     1.44                  1.54
 Period from 5/21/2002 to 12/31/2002               42                  1.54  (6)                1.45  (6)             2.30  (6)
CLASS R-3:
 Six months ended 6/30/2004 (5)                 1,273                  1.05  (6)                1.05  (6)             1.73  (6)
 Year ended 12/31/2003                            563                  1.05                     1.05                  1.94
 Period from 6/4/2002 to 12/31/2002                79                  1.08  (6)                1.06  (6)             2.67  (6)
CLASS R-4:
 Six months ended 6/30/2004 (5)                   522                   .68  (6)                 .68  (6)             2.06  (6)
 Year ended 12/31/2003                            258                   .68                      .68                  2.28
 Period from 6/21/2002 to 12/31/2002               25                   .75  (6)                 .71  (6)             3.13  (6)
CLASS R-5:
 Six months ended 6/30/2004 (5)                   149                   .38  (6)                 .38  (6)             2.33  (6)
 Year ended 12/31/2003                            127                   .38                      .38                  2.62
 Period from 5/15/2002 to 12/31/2002               26                   .39  (6)                 .39  (6)             3.27  (6)


                                                       SIX MONTHS ENDED
                                                           JUNE 30,                    YEAR ENDED DECEMBER 31
                                                           2004(5)          2003     2002     2001     2000     1999

Portfolio turnover rate for all classes of shares            13%             32%      41%      50%      51%      48%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than $1 million.

See Notes to Financial Statements


[logo - American Funds(R)]

The right choice for the long term(R)

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management

Capital International

Capital Guardian

Capital Bank and Trust


Lit. No. MFGESR-911-0804P

Litho in USA AGD/GRS/8077-S1929

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   American Balanced Fund, Inc.


                                   By /s/ Robert G. O'Donnell
                                      -----------------------------------------
                                      Robert G. O'Donnell, Chairman and PEO
                                      Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Robert G. O'Donnell
   --------------------------------------------
   Robert G. O'Donnell, Chairman and PEO
   Date: September 8, 2004


By /s/ Dayna G. Yamabe
   --------------------------------------------
   Dayna G. Yamabe, Treasurer
   Date: September 8, 2004